Note 6 - Financial Instruments - 10Q (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 6 - Financial Instruments - 10Q (Details) [Line Items]
Accrued Royalties (in Dollars)	$ 35
Subordinated Convertible Note [Member]
Note 6 - Financial Instruments - 10Q (Details) [Line Items]
Fair Value Inputs, Discount Rate	22.80%	22.80%
Estimated Royalty Obligations [Member] | Minimum [Member]
Note 6 - Financial Instruments - 10Q (Details) [Line Items]
Fair Value Inputs, Discount Rate	25.00%	25.00%
Estimated Royalty Obligations [Member] | Maximum [Member]
Note 6 - Financial Instruments - 10Q (Details) [Line Items]
Fair Value Inputs, Discount Rate	60.00%	60.00%